Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
ALP Maritime Services B.V. [Member]
Net cash acquired on business acquisition	$ 0.3	$ 0.3